Expense Example	Jul. 30, 2025 USD ($)
Plumb Balanced Fund Series | Plumb Balanced Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 147
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	826
Expense Example, with Redemption, 10 Years	1,816
Plumb Balanced Fund Series | Plumb Balanced Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,537
Plumb Equity Fund Series | Plumb Equity Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,116
Expense Example, with Redemption, 10 Years	2,479
Plumb Equity Fund Series | Plumb Equity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	547
Expense Example, with Redemption, 5 Years	993
Expense Example, with Redemption, 10 Years	$ 2,231